Income tax	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income tax	Income tax
The major components of income tax expense are:

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Consolidated Statement of Operations
Current income tax expense	$538	$504	$2,609
Deferred income tax expense (benefit)	398	121	139
Income tax expense (benefit)	$936	$625	$2,748
In the year ended December 31, 2022, a withholding tax was retained from a license fee invoiced in China. This withholding was only recoverable the year of the invoicing. As the parent company was in a tax loss position, the amount of $2,250,000 was not recoverable and was recorded in Income tax expense.
A reconciliation of income taxes computed at the French statutory rate (25.00% for the year ended December 31, 2022 (26.50% and 28.00% for the years ended December 31, 2021 and 2020 respectively) to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Profit (loss) before income taxes	$(53,580)	$(19,638)	$(6,260)
At France’s statutory income tax rate of 28% in 2020, 26.5% in 2021 and 25% in 2022	(15,002)	(5,204)	(1,565)
Non-deductible share-based payment expense	836	1,361	1,369
Tax credits	(1,364)	(1,677)	(1,156)
Impact of the extinguishment of the convertible debts after amendment	398	—	119
Impact of debt reimbursement	—	1,372	—
Permanent differences and other	914	168	503
Withholding tax	—	—	2,250
Unrecognized benefit of tax losses carryforward	15,154	4,605	1,228
Income tax expense (income)	$936	$625	$2,748

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Consolidated Statement of Financial Position			Equity			Consolidated Statement of Operations
	December 31,			December 31,			Year ended December 31,
	2020	2021	2022	2020	2021	2022	2020	2021	2022
	(in thousands)			(in thousands)			(in thousands)
Government loan	142	(135)	7	—	—	—	96	(277)	142
Intangible assets	(49)	(28)	(133)	—	—	—	(72)	21	(105)
Lease contracts	—	—	—	—	—	—	8	—	—
Cash flow hedge	2	(2)	(3)	—	—	—	5	(4)	(1)
Remeasurement of non-monetary accounts	728	(171)	(487)	—	—	—	831	(899)	(316)
Convertible debts and venture debt - liability	23	—	—	(809)	—	—	(1,069)	(23)	—
Other provisions and accruals	(248)	(490)	(495)	—	—	—	62	(242)	(4)
From subsidiaries	19	138	258	—	—	—	—	119	139
Deferred tax asset not recognized on losses (Loss available for offsetting against future taxable income)	(598)	826	1,111	—	—	—	537	1,426	284
Total	$19	$138	$258	(809)	$—	$—	$398	$121	$139
The changes in deferred tax assets and liabilities were as follows:

	2020	2021	2022
	(in thousands)
At January 1st	$429	$19	$138
Tax expense (income) during the year recognized in Profit or Loss	398	121	139
Tax expense (income) during the year recognized in equity	(809)	—	—
Effect of foreign exchange	1	(2)	(19)
At December 31st	$19	$138	$258
During the year ended December 31, 2020, the Company recognized (through equity) a reversal of deferred tax liabilities of $809,000 on the equity component of the convertible debts amended during the period partially offset by deferred tax expenses of $398,000 related to the impact of the extinguishment of the debt following the amendment (See Note 14.1 to the Consolidated Financial Statements).
As of December 31, 2022 the Company had accumulated tax losses which arose in France of $355,386,129 that are available for offset against future taxable profits of Sequans Communications S.A within a limit of one million euro per year, plus 50% of the profit exceeding this limit. Remaining unapplied losses would continue to be carried forward indefinitely.
Deferred tax assets were recognized in 2020, 2021 and 2022 only to the extent that deferred tax liabilities existed relating to the same taxable entity, which are expected to reverse in the same period as the asset or into which a tax loss may be carried forward.